Tower Obligations Sale Leaseback Transaction (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Property and equipment, net	$ 485	$ 601
Tower obligations	$ 2,621	$ 2,658